Nationwide Life Insurance Company: • Nationwide VLI Separate Account - 4

Prospectus supplement dated June 9, 2009

to Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2009, the following sub-accounts are available as investment options under your policy:

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
•	Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund

2.           Effective May 1, 2009, “Appendix B: Sub-Accounts” is amended to include the following:

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation Fund: Class II
Investment Advisor:                                                          BlackRock Advisors, LLC
                Sub-adviser:                                                                        BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:                                                       Seek high total investment return.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Advisor:                                                          Nationwide Fund Advisors
Sub-advisor:                                                                        AllianceBernstein L.P.
Investment Objective:                                                        Seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:                                                          Nationwide Fund Advisors
Sub-adviser:                                                                        American Century Investment Management, Inc.
Investment Objective:                                                       Seeks capital appreciation.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:                                                          Nationwide Fund Advisors
Sub-adviser:                                                                        Gartmore Global Partners
Investment Objective:                                                       Long-term capital growth.

MSPVL II

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:                                                          Nationwide Fund Advisors
Investment Objective:                                                       The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.  The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust
                           (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:                                                          Nationwide Fund Advisors
Investment Objective:                                                       The NVIT Investor Destinations Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.  The Capital Appreciation Fund is a “fund-of-
                           funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively,
                           “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:                                                          Nationwide Fund Advisors
Sub-adviser:                                                                        OppenheimerFunds, Inc.
Investment Objective:                                                       Seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:                                                          Nationwide Fund Advisors
Sub-adviser:                                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                       Seeks to maximize total return, consisting of capital appreciation and/or current income.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:                                                          Pacific Investment Management Company LLC
Investment Objective:                                                       Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:                                                          Pacific Investment Management Company LLC
                Investment Objective:                                                       Maximum total return consistent with preservation of capital and prudent investment management.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:                                                          Waddell & Reed Investment Management Company
Investment Objective:                                                       High total return over the long run.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:                                                          Wells Fargo Funds Management, LLC
Sub-adviser:                                                                        Wells Capital Management Incorporated
Investment Objective:                                                       Long-term capital appreciation.

3.	The following sub-accounts are only available in policies for which good order applications were received before May 1, 2009:

•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I

4.	Your prospectus offers the following sub-accounts as investment options under your policy. Effective May 1, 2009, these sub-accounts changed names as indicated below:

Old Name	New Name
Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Janus Aspen Series - International Growth Portfolio: Service II Shares	Janus Aspen Series - Overseas Portfolio: Service II Shares
Janus Aspen Series – International Growth Portfolio: Service Shares	Janus Aspen Series – Overseas Portfolio: Service Shares
Credit Suisse Trust – Global Small Cap Portfolio	Credit Suisse Trust – International Equity Flex II Portfolio
Credit Suisse Trust – International Focus Portfolio	Credit Suisse Trust – International Equity Flex I Portfolio
Credit Suisse Trust – Large Cap Value Portfolio	Credit Suisse Trust – U.S. Equity Flex II Portfolio
Federated Insurance Series – Federated American Leaders Fund II: Primary Shares	Federated Insurance Series – Federated Clover Value Fund II: Primary Shares

5.           The following sub-account has changed subadviser:

Sub-account	Old Subadviser	New Subadviser
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I	Nationwide Asset Management, LLC	Federated Investment Management Company

6.	Effective May 1, 2009, the following sub-accounts liquidated and have merged into a new sub-account as indicated below:

Liquidated Sub-account	Merged Sub-account
Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – JP Morgan NVIT Balanced Fund: Class I	Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II

Consequently, all references in the prospectus to a Liquidated Sub-account means the corresponding Merged Sub-account.

7.           The “Legal Proceedings” section of your prospectus is replaced with the following:

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor is not engaged in any material litigation.